UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund:  BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 98.2%
Corporate — 4.3%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (a)	$2,020	$2,063,814
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,074,031

		4,137,845
County/City/Special District/School District — 26.1%
Capistrano Unified School District Community Facilities District No. 90-2, Refunding, Special Tax Bonds (BAM), 1.15%, 9/01/18	1,490	1,484,874
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 6/15/18	1,640	1,720,950
City of Vista California, COP, Refunding, Community Projects (NPFGC) (b):
4.75%, 5/01/17	1,115	1,118,769
5.00%, 5/01/17	1,000	1,003,590
County of Los Angeles Redevelopment Refunding Authority, Refunding, Tax Allocation Bonds, Series D, 5.00%, 9/01/18	1,000	1,053,980
Fontana Public Finance Authority California, Refunding, Tax Allocation Bonds, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,407,120
Gilroy Unified School District, GO, 3.00%, 8/01/18	400	410,644
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.41%, 5/01/17 (a)	3,000	3,000,000
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,283,750
Jurupa Public Financing Authority, Refunding, Special Tax Bonds, Series A, 4.00%, 9/01/18	380	394,915

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Lathrop Financing Authority, RB, Water Supply Project, 5.80%, 6/01/21	$470	$470,663
Lodi Unified School District California, GO, Refunding, (AGM), 4.00%, 8/01/18	1,000	1,040,910
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	208,182
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 5.00%, 7/01/17 (b)	300	303,168
Los Banos Unified School District California, GO, Election of 2008 (AGM), 5.00%, 8/01/17 (b)	475	486,557
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 8/01/18	900	948,600
Placentia-Yorba Linda Unified School District, COP, Refunding Series A (AGM), 4.00%, 10/01/18	160	166,738
San Marcos Unified School District California, GO, CAB (c):
0.00%, 8/01/17	385	383,810
0.00%, 8/01/18	500	491,595
Santa Clara Unified School District California, GO, Election of 2004, Series A, 5.00%, 7/01/18	1,690	1,776,122

		25,154,937
Education — 10.0%
California Municipal Finance Authority, Refunding RB, Series A, 3.00%, 1/01/18	440	443,515
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	2,709,450
Series A, 4.00%, 11/01/18	3,000	3,145,680
Series A, 5.00%, 11/01/18	900	957,816
Series AR, 3.00%, 5/15/18	230	235,479
Series S, 5.00%, 5/15/18 (d)	5	5,229

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
University of California, Refunding RB (continued):
Series S, 5.00%, 5/15/18	$1,995	$2,087,668

		9,584,837
Health — 11.7%
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 10/01/18	750	793,507
California Health Facilities Financing Authority, Refunding RB:
Adventist Health System/West, Series A, 4.00%, 3/01/18	1,000	1,026,530
Sutter Health, Series D, 5.00%, 8/15/18	515	543,145
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series E-1, 5.00%, 4/01/44 (a)	4,700	4,716,497
California Statewide Communities Development Authority, Refunding RB:
CHF Irvine LLC, 5.00%, 5/15/18	1,000	1,038,170
Episcopal Communities & Services, 5.00%, 5/15/18	300	312,591
Huntington Memorial Hospital, Series B, 5.00%, 7/01/18	500	523,430
Rady Children’s Hospital, Series A, 4.00%, 8/15/18	1,000	1,041,760
County of Los Angeles California Redevelopment Authority, Refunding, Tax Allocation Bonds, South Gate Redevelopment Project No. 1 and Claremont Consolidated Redevelopment Project, Series A, 4.00%, 9/01/18	850	885,037
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Series A, 4.00%, 10/01/18	350	365,673

		11,246,340
Housing — 0.9%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	295	302,487

Municipal Bonds	Par (000)	Value
California (continued)
Housing (continued)
California HFA, RB, Series A (Fannie Mae) (continued):
3.50%, 2/01/19	$570	$591,689

		894,176
State — 9.4%
State of California, GO, Refunding:
5.00%, 9/01/18	5,900	6,238,247
5.00%, 11/01/20	20	20,068
Series A, 5.00%, 7/01/18 (d)	560	588,325
Series A, 5.00%, 7/01/18 (d)	160	168,093
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,028
State of California Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,057,330

		9,082,091
Tobacco — 0.6%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 4.00%, 6/01/18	570	589,990
Transportation — 8.7%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	523,110
City of Los Angeles Department of Airports, RB, Series B, AMT, 4.00%, 5/15/18	180	185,990
Port of Oakland California, Refunding RB, Series O, AMT:
5.00%, 5/01/18	4,280	4,460,188
5.00%, 5/01/19	3,000	3,223,980

		8,393,268
Utilities — 26.5%
California State Department of Water Resources, Refunding RB:
Series H, 5.00%, 5/01/18 (b)	3,500	3,655,785
Series L, 5.00%, 5/01/19	2,000	2,164,240
Series N, 5.00%, 5/01/19	3,500	3,787,420
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,000	1,040,370
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,064,140

2	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Tulare California Sewer Revenue, Refunding RB, (AGM), 4.00%, 11/15/18	$315	$329,814
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,092,730
County of Orange California Water District, Refunding RB, Series A, 4.00%, 8/15/18	100	104,214
Cucamonga Valley California Water District, Refunding RB, Series A (AGM), 4.00%, 9/01/19	325	346,632
Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/18	955	1,004,163
Los Angeles California Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	2,719,550
Sacramento California Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	422,244
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	685	711,414

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 4/01/19 (c)	$4,590	$4,089,231

		25,531,947
Total Municipal Bonds in California		94,615,431

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	258,813
Total Long-Term Investments (Cost — $93,417,242) — 98.5%		94,874,244

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.66% (e)(f)	425,338	425,423
Total Short-Term Securities (Cost — $425,393) — 0.5%		425,423
Total Investments (Cost — $93,842,635*) — 99.0%		95,299,667
Other Assets Less Liabilities — 1.0%		986,424

Net Assets Applicable to Common Shares — 100.0%		$96,286,091

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$93,842,660

Gross unrealized appreciation	$1,480,299
Gross unrealized depreciation	(23,292)

Net unrealized appreciation	$1,457,007

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,957,903	(1,532,565)	425,338	$425,423	$730	$170	$30

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

4	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$94,874,244	—	$94,874,244
Short-Term Securities	$425,423	—	—	425,423

Total	$425,423	$94,874,244	—	$95,299,667

[1]	See above Schedule of Investments for values in each sector.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2017